Financial Assets At Amortized Cost - Disclosure of Carrying Amount of Financial Assets at Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	¥ 6,563,969
Ending balance	3,784,613	¥ 6,563,969
Gross carrying amount [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	7,735,834	10,010,959	¥ 3,484,927
New financial assets originated or purchased	8,041,561	8,649,672	15,479,015
Write-offs	(26,345)	(234,275)
Disposal in the current period	(226,843)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(10,400,618)	(10,690,522)	(8,952,983)
Ending balance	5,123,589	7,735,834	10,010,959
Gross carrying amount [member] | Stage 1 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	5,512,867	7,223,195	2,578,915
New financial assets originated or purchased	7,437,143	8,590,588	15,379,522
Transfers			(2,403,628)
Transfer — From stage 1 to stage 3			(2,403,628)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(10,240,254)	(10,300,916)	(8,331,614)
Ending balance	2,709,756	5,512,867	7,223,195
Gross carrying amount [member] | Stage 2 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance		0	535,000
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)			(535,000)
Ending balance			0
Gross carrying amount [member] | Stage 3 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	2,115,235	2,655,132	278,022
Transfers			2,403,628
Transfer — From stage 1 to stage 3			2,403,628
Write-offs	(17,651)	(221,754)
Disposal in the current period	(226,843)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(5,500)	(318,143)	(26,518)
Ending balance	1,865,241	2,115,235	2,655,132
Gross carrying amount [member] | POCI [Member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	107,732	132,632	92,990
New financial assets originated or purchased	604,418	59,084	99,493
Write-offs	(8,694)	(12,521)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(154,864)	(71,463)	(59,851)
Ending balance	¥ 548,592	¥ 107,732	¥ 132,632